UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Mallet Capital Management, LLC

Address: One Landmark Square
         Stamford, Connecticut 06901

13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Stephen Lulla
Title:   Chief Financial Officer
Phone:   203-569-4400


Signature, Place and Date of Signing:


/s/ Stephen Lulla              Stamford, Connecticut         February 12, 2008
--------------------        ----------------------------    --------------------
     [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       70

Form 13F Information Table Value Total:       $239,131
                                             (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2      COLUMN 3      COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                               TITLE                         VALUE    SHRS OR    SH/ PUT/   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP       (X$1000)  PRN AMT    PRN CALL   DISCRETION  MGRS  SOLE     SHARED  NONE
--------------                 --------         -----       --------  -------    --- ----   ----------  ----  ----     ------  ----
3COM CORP                      COM              885535104     2,883     637,746  SH          SOLE                637,746
ACXIOM CORP                    COM              005125109     1,557     132,736  SH          SOLE                132,736
ADAMS RESPIRATORY THERAPEUTI   COM              00635P107     1,553      26,000  SH          SOLE                 26,000
AEGON N V                      ORD AMER REG     007924103     1,402      80,000       PUT    SOLE                 80,000
AFFILIATED COMPUTER SERVICES   CL A             008190100     1,959      43,435  SH          SOLE                 43,435
ALCOA INC                      COM              013817101       890      24,337  SH          SOLE                 24,337
ALLIANCE DATA SYSTEMS CORP     COM              018581108    10,946     145,960  SH          SOLE                145,960
AMIS HLDGS INC                 COM              031538101       521      52,000  SH          SOLE                 52,000
AQUILA INC                     COM              03840P102     3,634     974,383  SH          SOLE                974,383
ASE TEST LTD                   ORD              Y02516105     7,253     511,148  SH          SOLE                511,148
AXA                            SPONSORED ADR    054536107       369       9,300       PUT    SOLE                  9,300
BANK OF AMERICA CORPORATION    COM              060505104       384       9,300       PUT    SOLE                  9,300
BCE INC                        COM NEW          05534B760     2,714      68,344  SH          SOLE                 68,344
BEA SYS INC                    COM              073325102     3,032     192,168  SH          SOLE                192,168
BUSINESS OBJECTS S A           SPONSORED ADR    12328X107       593       9,734  SH          SOLE                  9,734
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     6,906     281,882  SH          SOLE                281,882
CHITTENDEN CORP                COM              170228100     8,068     226,511  SH          SOLE                226,511
CLAYMONT STEEL HOLDINGS INC    COM              18382P104     1,168      50,000  SH          SOLE                 50,000
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     7,142     206,897  SH          SOLE                206,897
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     2,327      67,400       CALL   SOLE                 67,400
COGNOS INC                     COM              19244C109    18,663     324,174  SH          SOLE                324,174
COMMERCE BANCORP INC NJ        COM              200519106    21,829     572,334  SH          SOLE                572,334
COMMERCE GROUP INC MASS        COM              200641108     2,854      79,311  SH          SOLE                 79,311
COVAD COMMUNICATIONS GROUP I   COM              222814204       864   1,005,024  SH          SOLE              1,005,024
ECHOSTAR COMMUNICATIONS NEW    CL A             278762109       966      25,618  SH          SOLE                 25,618
ENERGY EAST CORP               COM              29266M109       482      17,698  SH          SOLE                 17,698
FIRST CONSULTING GROUP INC     COM              31986R103     5,175     400,263  SH          SOLE                400,263
GENCORP INC                    COM              368682100     1,509     129,399  SH          SOLE                129,399
GENESCO INC                    COM              371532102       699      18,500  SH          SOLE                 18,500
GENESCO INC                    COM              371532102       450      11,900       CALL   SOLE                 11,900
GENESIS MICROCHIP INC DEL      COM              37184C103       921     107,500  SH          SOLE                107,500
GENLYTE GROUP INC              COM              372302109     4,714      49,519  SH          SOLE                 49,519
GOLDEN TELECOM INC             COM              38122G107     1,514      15,000  SH          SOLE                 15,000
GRANT PRIDECO INC              COM              38821G101     6,689     120,500  SH          SOLE                120,500
GREAT LAKES BANCORP INC NEW    COM              390914109       872      68,000  SH          SOLE                 68,000
HARRAHS ENTMT INC              COM              413619107     8,089      91,146  SH          SOLE                 91,146
HUNTSMAN CORP                  COM              447011107     7,962     309,802  SH          SOLE                309,802
HUNTSMAN CORP                  COM              447011107     1,940      75,500       PUT    SOLE                 75,500
ING GROEP N V                  SPONSORED ADR    456837103       362       9,300       PUT    SOLE                  9,300
JP MORGAN CHASE & CO           COM              46625H100       406       9,300       PUT    SOLE                  9,300
LANDRYS RESTAURANTS INC        COM              51508L103     1,805      91,639  SH          SOLE                 91,639
LEAR CORP                      COM              521865105     1,222      44,179  SH          SOLE                 44,179
MACROVISION CORP               COM              555904101       334      18,200  SH          SOLE                 18,200
MACROVISION CORP               COM              555904101       550      30,000       CALL   SOLE                 30,000
MGI PHARMA INC                 COM              552880106     5,305     130,900  SH          SOLE                130,900
MGI PHARMA INC                 COM              552880106       300       7,400       PUT    SOLE                  7,400
MIDWAY GAMES INC               COM              598148104       288     104,167  SH          SOLE                104,167
MIRAMAR MINING CORP            COM              60466E100     2,359     376,888  SH          SOLE                376,888
NAVTEQ CORP                    COM              63936L100    21,655     286,441  SH          SOLE                286,441
NORTH PITTSBURGH SYS INC       COM              661562108     2,922     117,330  SH          SOLE                117,330
PENN NATL GAMING INC           COM              707569109     1,065      17,887  SH          SOLE                 17,887
PUGET ENERGY INC NEW           COM              745310102     1,301      47,423  SH          SOLE                 47,423
QUINTANA MARITIME LTD          SHS              Y7169G109       626      27,237  SH          SOLE                 27,237
QUINTANA MARITIME LTD          SHS              Y7169G109       715      31,100       PUT    SOLE                 31,100
RADIATION THERAPY SVCS INC     COM              750323206     2,597      84,029  SH          SOLE                 84,029
RENOVIS INC                    COM              759885106       633     199,670  SH          SOLE                199,670
RITE AID CORP                  COM              767754104       976     349,676  SH          SOLE                349,676
RURAL CELLULAR CORP            CL A             781904107    10,294     233,471  SH          SOLE                233,471
SAIFUN SEMICONDUCTORS LTD      ORD SHS          M8233P102     1,782     203,409  SH          SOLE                203,409
SAKS INC                       COM              79377W108     2,045      98,512  SH          SOLE                 98,512
SIX FLAGS INC                  COM              83001P109       329     162,018  SH          SOLE                162,018
SUNCOM WIRELESS HLDGS INC      CL A NEW         86722Q207     8,617     322,975  SH          SOLE                322,975
TRANE INC                      COM              892893108     8,436     180,600  SH          SOLE                180,600
UAP HLDG CORP                  COM              903441103     4,269     110,600  SH          SOLE                110,600
UNITED RENTALS INC             COM              911363109       459      24,974  SH          SOLE                 24,974
VERASUN ENERGY CORP            COM              92336G106       306      20,000  SH          SOLE                 20,000
VERASUN ENERGY CORP            COM              92336G106       306      20,000       PUT    SOLE                 20,000
VISICU INC                     COM              92831L204       487      41,050  SH          SOLE                 41,050
VISUAL SCIENCES INC            COM              92845H108     4,174     225,865  SH          SOLE                225,865
WASTE INDUSTRIES USA INC       COM              941057101       715      19,700  SH          SOLE                 19,700


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